Operating Lease Arrangements	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Operating Lease Arrangements
34.	OPERATING LEASE ARRANGEMENTS

a.	The Group as lessee

In addition to those disclosed in Note 20, the Company and some of its subsidiary located in R.O.C. lease the land on which their buildings are located under various operating lease agreements with the R.O.C. government expiring through January 2037. The agreements grant these entities the option to renew the leases and reserve the right for the lessor to adjust the lease payments upon an increase in the assessed value of the land and to terminate the leases under certain conditions. In addition, the Group leases buildings, machinery and equipment under operating leases.

The subsidiaries’ offices located in U.S.A. and Japan, etc. are leased from third parties and the lease terms will expire through 2019 to 2028 with the option to renew the leases upon expiration.

The Group recognized rental expense of NT$1,411,533 thousand, NT$1,193,477 thousand and NT$ 1,593,315 thousand (US$52,052 thousand) for the years ended December 31, 2016, 2017 and 2018, respectively, from the aforementioned operating lease arrangements and the land use rights disclosed in Note 20.

The future minimum lease payments of non-cancellable operating lease agreements were as follows:

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Less than 1 year	$246,026	$509,994	$16,661
1-5 years	439,408	828,482	27,066
More than 5 years	419,232	1,047,626	34,225

	$1,104,666	$2,386,102	$77,952

b.	The Group as lessor

The Group leased out the investment properties under operating lease with leasing periods from 1 to 15 years. The Group granted lessees the option to renew the lease upon expiration and without bargain purchase.

The future minimum lease payments of non-cancellable operating lease agreements were as follows:

	December 31, 2018
	NT$	US$ (Note 4)

Less than 1 year	$916,891	$29,954
1-5 years	2,391,843	78,139
More than 5 years	1,157,093	37,801

	$4,465,827	$145,894